Mining interests (Tables)	12 Months Ended
Dec. 31, 2023
Mining interests.
Schedule of mining interests

	2023	2022
	$	$
Cost – Beginning of year	583,669	475,621
Acquisition of Tintic	—	169,175
Additions	30,598	49,297
Mining tax credit	152	(6,404)
Asset retirement obligation	(326)	9,248
Depreciation capitalized	4,630	1,141
Share-based compensation capitalized	287	530
Impairment	(160,484)	(140,000)
Other adjustments	—	5,579
Currency translation adjustments	(2,059)	19,482
Cost – End of year	456,467	583,669
Accumulated depreciation – Beginning of year	3,190	—
Depreciation	1,075	2,964
Currency translation adjustments	507	226
Accumulated depreciation – End of year	4,772	3,190

Cost	456,467	583,669
Accumulated depreciation	(4,772)	(3,190)
Net book value	451,695	580,479

Schedule of purchase price allocation

Consideration paid	$

Issuance of 12,049,449 common shares of Osisko Development	109,656
Cash	63,881
Convertible instruments (i)	10,827
Fair value of deferred consideration of US$12.5 million	13,414
Fair value of other contingent payments, rights and obligations	1,695
199,473

Net assets acquired	$

Cash	871
Other current assets	1,834
Mining assets	169,175
Plant and equipment	13,054
Exploration and evaluation	38,508
Other non-current assets	1,735
Current liabilities	(1,322)
Non-current liabilities	(4,925)
Deferred income tax liability	(19,457)
199,473

(i)Represents the convertible instruments amounting to US$8.5 million ($10.8 million) issued to the sellers prior to the closing of the Tintic Transaction , which were part of the acquisition price.